Prospectus Supplement
John Hancock Bond Trust (the Trust)
John Hancock High Yield Fund (the fund)
Supplement dated June 25, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on June 23-25, 2026, the Trust’s Board of Trustees (the Board) approved a new sub-subadvisory agreement between Manulife Investment Management (US) LLC (“Manulife IM (US)”), the fund's subadvisor, and CQS (US), LLC with respect to the fund, effective on or about June 25, 2026 (the Effective Date).
Also effective on the Effective Date, Manulife IM (US) entered into a participating affiliates agreement with CQS (UK) LLP, an affiliate of Manulife IM (US), with respect to the fund.
Accordingly, as of the Effective Date, the following is added under the heading “Investment management” in the Fund Summary section:
Sub-subadvisor CQS (US), LLC
Additionally, as of the Effective Date, the following is added under the heading “Who's who - Subadvisor” in the “Fund details” section:
CQS (US), LLC serves as sub-subadvisor to the fund.
In addition, as of the Effective Date, James Gearhart, CFA, no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Gearhart are removed from the Prospectus.
Moreover, as of the Effective Date, Tim Jarombek, CFA and Darren Toner are added as portfolio managers of the fund. Jonas Grazulis, CFA and Caryn E. Rothman, CFA continue as portfolio managers of the fund and, together with Tim Jarombek, CFA and Darren Toner, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Accordingly, as of the Effective Date, the following is added under the heading “Portfolio management” in the Fund Summary section:
Tim Jarombek, CFA
Portfolio Manager
Managed the fund since 2026
Darren Toner
Senior Portfolio Manager and Team Lead
Managed the fund since 2026
Additionally, as of the Effective Date, the following is added under the heading “Who's who - Subadvisor” in the “Fund details” section:
Tim Jarombek, CFA
Portfolio Manager
Managed the fund since 2026
Joined CQS (US), LLC in 2020
Began business career in 2010
Darren Toner
Senior Portfolio Manager and Team Lead
Managed the fund since 2026
Joined CQS (UK) LLP in 2010
Began business career in 2005
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Bond Trust (the Trust)
John Hancock High Yield Fund (the fund)
Supplement dated June 25, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
At its meeting held on June 23-25, 2026, the Trust’s Board of Trustees (the Board) approved a new sub-subadvisory agreement between Manulife Investment Management (US) LLC (“Manulife IM (US)”), the fund's subadvisor, and CQS (US), LLC with respect to the fund, effective on or about June 25, 2026 (the Effective Date).
Also effective on the Effective Date, Manulife IM (US) entered into a participating affiliates agreement with CQS (UK) LLP, an affiliate of Manulife IM (US), with respect to the fund.
Accordingly, as of the Effective Date, the “INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES” section, under the heading “Subadvisory Agreement,” the sections entitled “Duties of the Subadvisor” and “Subadvisory Fees” are restated as follows:
Duties of the Subadvisor. Under the terms of each of the current subadvisory agreements, including multiple sub-subadvisory arrangements (each a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”), the subadvisor manage the investment and reinvestment of the assets of the funds, subject to the supervision of the Board and the Advisor. In addition, for a fund with a sub-subadvisory arrangement as indicated in its Prospectus, the activities of the sub-subadvisor are subject to the supervision of that fund’s subadvisor. Each subadvisor formulates a continuous investment program for each such fund consistent with its investment objectives and policies outlined in the Prospectus. Each subadvisor implements such programs by purchases and sales of securities and regularly reports to the Advisor and the Board with respect to the implementation of such programs. Each subadvisor, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds. Additional information about the funds’ portfolio managers, including other accounts managed, ownership of fund shares, and compensation structure, can be found at Appendix B to this SAI.
The Advisor has delegated to the subadvisor the responsibility to vote all proxies relating to the securities held by the funds. See “Other Services — Proxy Voting” below, for additional information.
Subadvisory Fees. As compensation for its services, each subadvisor receives fees from the Advisor computed separately for each fund. In respect of a sub-subadvisory agreement, the fees are paid by the subadvisor to the entity providing the sub-subadvisory services described below.
Also, as of the Effective Date, the “INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES” section, under the heading “Subadvisory Agreement,” after the section entitled “Subadvisory Fees” is supplemented as follows:
Subadvisory Arrangement for High Yield Fund. In rendering investment advisory services to High Yield Fund, Manulife Investment Management (US) LLC (“Manulife IM (US)”), the subadvisor to High Yield Fund, may use the portfolio management, research and other resources of CQS (UK) LLP, an affiliate of Manulife IM (US) (the “Participating Affiliate”). The Participating Affiliate is not registered with the SEC as an investment advisor under the Advisers Act. Manulife IM (US) has entered into separate memoranda of understanding and supervisory agreement (the “Participating Affiliate Agreement”) with the Participating Affiliate pursuant to which the Participating Affiliate is considered a participating affiliate of the subadvisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered advisor. Investment professionals from the Participating Affiliate may render portfolio management, research and other services to High Yield Fund under the Participating Affiliate Agreement and are subject to supervision by Manulife IM (US).
Sub-Subadvisory Arrangements. Under a sub-subadvisory arrangement, the sub-subadvisor provides certain investment advisory services to the fund’s subadvisor for the benefit of the fund. In each case, the subadvisor pays the sub-subadvisor, as full compensation for all services provided under the sub-subadvisory arrangement, a portion of its subadvisory fee. The Trust does not incur any expenses in connection with any sub-subadvisor’s services other than the advisory fee.
Fund	Subadvisor	Sub-subadvisor
High Yield Fund	Manulife IM (US)	CQS (US), LLC
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

In addition, as of the Effective Date, the following information is added in “APPENDIX B – PORTFOLIO MANAGER INFORMATION,” under the title “MANULIFE INVESTMENT MANAGEMENT (US) LLC (“MANULIFE IM (US)”)”:
CQS (US), LLC IS SUB-SUBADVISOR TO HIGH YIELD FUND.
Moreover, as of the Effective Date, James Gearhart, CFA, no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Gearhart are removed from the SAI.
Additionally, as of the Effective Date, Tim Jarombek, CFA and Darren Toner are added as portfolio managers of the fund. Jonas Grazulis, CFA and Caryn E. Rothman, CFA continue as portfolio managers of the fund and, together with Tim Jarombek, CFA and Darren Toner, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Therefore, as of the Effective Date, the following information regarding Tim Jarombek, CFA and Darren Toner supplements the information presented in “APPENDIX B - PORTFOLIO MANAGER INFORMATION” under the title “MANULIFE INVESTMENT MANAGEMENT (US) LLC (MANULIFE IM (US”)“:
PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED
The following table provides information regarding other accounts for which Tim Jarombek, CFA and Darren Toner have day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table are Tim Jarombek, CFA’s and Darren Toner’s investments in the fund.
The following table reflects approximate information as of May 31, 2026:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Tim Jarombek	0	$0	0	$0	0	$0
Darren Toner	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Number and value of accounts within the total accounts that are subject to a performance-based advisory fee:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Tim Jarombek	0	$0	0	$0	0	$0
Darren Toner	0	$0	0	$0	0	$0
Portfolio Manager Ownership of Shares of the Fund. The following table indicates as of May 31, 2026, the value of shares beneficially owned by the portfolio manager in the Fund:
Portfolio Manager	Dollar Range of Shares Owned[1]
Tim Jarombek	none
Darren Toner	none
1
As of May 31, 2026, Tim Jarombek and Darren Toner beneficially owned $0 and $0 shares of the fund, respectively.
You should read this supplement in conjunction with the SAI and retain it for your future reference.